Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 258,750,000.00
Previously Paid Amount	34,939.30
Total Fee Amount	35,733.38
Total Offset Amount	0.00
Net Fee	$ 794.08